DEBT - Long-Term Debt and Respective Weighted-Average Interest Rate (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2018 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 USD ($)	Dec. 29, 2018 USD ($)	Dec. 28, 2019 USD ($)
Long-term debt
Other borrowings				$ 14.4
Less amount classified as current				(18.2)	$ (265.0)
Total long-term debt				1,750.9	1,475.3
Unamortized debt issuance cost				6.8	5.6
Unamortized debt discount				6.3	5.7
Series 1995 due 2015 through 2025
Long-term debt
Senior notes				$ 45.0	$ 45.0
Weighted-average interest rate				7.50%	7.50%
Senior notes due 2020 at 5.4%
Long-term debt
Senior notes				$ 249.7	$ 250.0
Interest rate of senior notes (as a percent)				5.40%	5.40%
Senior notes due April 2023 at 3.4%
Long-term debt
Senior notes				$ 248.9	$ 249.1
Interest rate of senior notes (as a percent)				3.40%	3.40%
Senior notes due 2025 at 1.25%
Long-term debt
Senior notes				$ 569.0	$ 553.4
Senior notes due 2028 at 4.875%
Long-term debt
Senior notes				493.3	$ 493.9
Interest rate of senior notes (as a percent)					4.875%
Senior notes due 2033 at 6.0%
Long-term debt
Senior notes				$ 148.8	$ 148.9
Interest rate of senior notes (as a percent)				6.00%	6.00%
Senior notes due March 2025 at 1.25%
Long-term debt
Senior notes issued | €		€ 500.0
Interest rate of senior notes (as a percent)		1.25%
Proceeds, net of underwriting discounts and estimated offering expenses		€ 495.5	$ 526.6
Senior notes due December 2028 at 4.875%
Long-term debt
Senior notes issued				$ 500.0
Interest rate of senior notes (as a percent)				4.875%
Proceeds, net of underwriting discounts and estimated offering expenses				$ 493.3
ADPP
Long-term debt
Amount of contribution	$ 200.0